Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Jan. 10, 2017	Mar. 31, 2018	Mar. 31, 2016
Revenue		$ 3,594,451	$ 4,739,359
Cost of revenue		(2,667,966)	(2,969,351)
Gross Profit		926,485	1,770,008
Operating expenses:
General and administrative expenses		(691,507)	(428,319)
Selling expenses		(82,794)	(60,223)
Total operating expenses		(774,301)	(488,542)
Income from operations		152,184	1,281,466
Other expense and income
Other (expense) income
Income before income tax expense		152,184	1,281,466
Provision for income tax expense		(116,434)	(266,151)
Net income		$ 35,750	$ 1,015,315		$ 806,626
Weighted average number of common shares outstanding - basic and diluted		623,600,000	512,054,348
Earnings per common share- basic and diluted		$ 0.0001	$ 0.0020
Successor [Member]
Revenue	$ 1,858,940				7,157,209
Revenue - related parties
Cost of revenue	(1,379,554)				(4,970,947)
Cost of revenue - related parties
Gross Profit	479,386				2,186,262
Operating expenses:
General and administrative expenses	(85,077)				(933,142)
Selling expenses	(24,507)				(132,602)
Total operating expenses	(109,584)				(1,065,744)
Income from operations	369,802				1,120,518
Other expense and income
Other (expense) income	16				(1,294)
Income before income tax expense	369,818				1,119,224
Provision for income tax expense	(65,599)				(312,598)
Net income	$ 304,219				$ 806,626
Weighted average number of common shares outstanding - basic and diluted	334,177,215				566,567,213
Earnings per common share- basic and diluted	$ 0.001				$ 0.001
Predecessor [Member]
Revenue
Revenue - related parties				2,776,845		4,172,263
Cost of revenue
Cost of revenue - related parties				(2,595,076)		(4,078,764)
Gross Profit				181,769		93,499
Operating expenses:
General and administrative expenses				(33,558)		(31,323)
Selling expenses				(85,746)		(48,215)
Total operating expenses				(119,304)		(79,538)
Income from operations				62,465		13,961
Other expense and income
Other (expense) income						7,594
Income before income tax expense				62,465		21,555
Provision for income tax expense				(10,307)		(3,557)
Net income				$ 52,158		$ 17,998
Weighted average number of common shares outstanding - basic and diluted				51,050		1
Earnings per common share- basic and diluted				$ 1.022		$ 17,998